UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2018

ITEM 1.	REPORT TO STOCKHOLDERS

December 31, 2018

Annual Report

Deutsche DWS Investments VIT Funds

(formerly Deutsche Investments VIT Funds)

DWS Equity 500 Index VIP

(formerly Deutsche Equity 500 Index VIP)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from your insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site, and your insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance company electronically by following the instructions provided by your insurance company.

You may elect to receive all future reports in paper free of charge from your insurance company. If your insurance company informs you that future reports will be delivered via Web access, you can inform your insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by your insurance company.

Contents

3	Performance Summary
4	Management Summary
6	Portfolio Summary
7	Investment Portfolio
14	Statement of Assets and Liabilities
14	Statement of Operations
15	Statements of Changes in Net Assets
16	Financial Highlights
18	Notes to Financial Statements
24	Report of Independent Registered Public Accounting Firm
25	Information About Your Fund’s Expenses
26	Tax Information
26	Proxy Voting
27	Advisory Agreement Board Considerations and Fee Evaluation
30	Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Equity 500 Index VIP

Performance Summary	December 31, 2018 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance figures for Classes A, B and B2 differ because each class maintains a distinct expense structure. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2018 are 0.34%, 0.71% and 0.74% for Class A, Class B and Class B2 shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment

The Standard & Poor’s 500® (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results (as of December 31, 2018)

Deutsche Equity 500 Index VIP		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,535	$12,934	$14,832	$33,405
	Average annual total return	–4.65%	8.95%	8.20%	12.82%
S&P 500 Index	Growth of $10,000	$9,562	$13,042	$15,033	$34,303
	Average annual total return	–4.38%	9.26%	8.49%	13.12%

Deutsche Equity 500 Index VIP		1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$9,506	$12,812	$14,616	$32,540
	Average annual total return	–4.94%	8.61%	7.89%	12.52%
S&P 500 Index	Growth of $10,000	$9,562	$13,042	$15,033	$34,303
	Average annual total return	–4.38%	9.26%	8.49%	13.12%

Deutsche Equity 500 Index VIP		1-Year	3-Year	5-Year	10-Year
Class B2	Growth of $10,000	$9,500	$12,789	$14,561	$32,165
	Average annual total return	–5.00%	8.54%	7.81%	12.39%
S&P 500 Index	Growth of $10,000	$9,562	$13,042	$15,033	$34,303
	Average annual total return	–4.38%	9.26%	8.49%	13.12%

The growth of $10,000 is cumulative.

DWS Equity 500 Index VIP	|	3

Management Summary	December 31, 2018 (Unaudited)

The Fund returned –4.65% in 2018 (Class A shares, unadjusted for contract charges), versus a return of –4.38% for the Standard & Poor’s 500® (S&P 500) Index. Since the Fund’s strategy is to replicate the performance of the Standard & Poor’s 500® (S&P 500) Index before the deduction of expenses, the Fund’s return is normally close to that of the index.

The 4.38% downturn marked the worst calendar-year performance for the index since 2008, as well as only its second year with a loss since 2002. The weak total return for stocks belies the fact that the investment environment was quite positive through late September. U.S. gross domestic product growth registered gains above 3% in both the second and third quarters, a better-than-expected expansion that created a tailwind for equities. In addition, consumer confidence reached the highest level in 17 years, unemployment fell to the lowest point since 2000, and small business confidence hit an all-time high. In turn, the strength in the economy — together with the reduction in the corporate tax rate — fueled robust gains for corporate profits. Earnings for companies in the S&P 500 Index rose more than 20% year-over-year in each of the first two quarters of 2018, before posting a gain of approximately 26% in the third quarter — the strongest advance since 2010. In combination, these developments helped large-cap U.S. equities reach a record high in mid-September.

This favorable picture changed rapidly in October, setting the stage for a fourth-quarter loss of 13.52% that pushed the benchmark into negative territory for the year. Stocks initially turned lower in early October, when U.S. Federal Reserve (Fed) Chairman Jerome Powell suggested that interest rates were “a long way” from the neutral level at which it could pause its long series of rate increases. Investors took this as an indication that several more rate hikes could be on the way in 2019, sending stock prices lower. While Fed officials walked back these comments in the following days, the market was unable to regain its prior momentum. As the quarter progressed, prices continued to fall due to mounting concerns about uncertain U.S. trade policy, slowing global growth, and questions regarding the outlook for corporate profits. Later in the quarter, the prospect of a government shutdown sparked a fresh wave of selling that lasted into late December. Although equities regained their footing in the final week of the year, the modest recovery only offset a small portion of the earlier losses.

Health care produced a gain and was leading sector in the index during 2018. After performing in line with the benchmark for much of the year, health care stocks began to outperform in August. The sector continued to exhibit relative strength once the market turned lower, reflecting its steady earnings and below-average sensitivity to factors such as trade, economic growth, and interest rates. The utilities, information technology, and consumer discretionary sectors also outperformed.

On the other end of the spectrum, energy and materials stocks lagged considerably. Both experienced sharp declines in the fourth quarter, as concerns about global growth began to weigh on the demand outlook for commodities. The two sectors suffered double-digit losses a result, with the majority of the individual stocks in each category finishing 2018 with negative returns. Financials also produced poor results, with a large portion of the underperformance stemming from the weakness in large-cap banks. The industrials, consumer staples, and real estate sectors underperformed, as well .

The Fund invested in equity index futures, with the goal of keeping the portfolio’s exposures in line with those of the index. This strategy had a neutral impact on performance.

Brent Reeder

Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

Portfolio Manager

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

4	|	DWS Equity 500 Index VIP

Terms to Know

The Standard & Poor’s 500 (S&P 500) Index is an unmanaged, capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Contribution and detraction incorporate both a stock’s total return and its weighting in the index.

The consumer discretionary sector represents industries that produce goods and services that are not necessities in everyday life.

Consumer staples are the industries that manufacture and sell products such as food and beverages, prescription drugs, and household products.

Futures contracts are contractual agreements to buy or sell a particular commodity or financial instrument at a predetermined price in the future.

DWS Equity 500 Index VIP	|	5

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/18	12/31/17
Common Stocks	99%	99%
Cash Equivalents	1%	1%
Government & Agency Obligations	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks)	12/31/18	12/31/17
Information Technology	20%	18%
Health Care	16%	14%
Financials	14%	15%
Communication Services	10%	10%
Consumer Discretionary	10%	10%
Industrials	9%	10%
Consumer Staples	7%	8%
Energy	5%	6%
Utilities	3%	3%
Real Estate	3%	3%
Materials	3%	3%
	100%	100%

Ten Largest Equity Holdings (22.0% of Net Assets)
1.	Microsoft Corp.	3.7%
	Develops, manufactures, licenses, sells and supports software products
2.	Apple, Inc.	3.3%
	Designs, manufactures and markets personal computers and related computing and mobile communication devices
3.	Alphabet, Inc.	3.0%
	Holding company with subsidiaries that provide web-based search, advertisements, maps, software applications, mobile operating systems and a variety of other products
4.	Amazon.com, Inc.	2.9%
	Online retailer that offers a wide range of products, including books, music, videotapes, computers, electronics, home and garden, and numerous products
5.	Berkshire Hathaway, Inc.	1.9%
	Holding company of insurance business and a variety of other businesses
6.	Johnson & Johnson	1.6%
	Provider of health care products
7.	JPMorgan Chase & Co.	1.5%
	Provider of global financial services
8.	Facebook, Inc.	1.5%
	Operates a social networking web site
9.	Exxon Mobil Corp.	1.4%
	Explorer and producer of oil and gas
10.	Pfizer, Inc.	1.2%
	Manufacturer of prescription pharmaceuticals and nonprescription self-medications

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 7.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

6	|	DWS Equity 500 Index VIP

Investment Portfolio	December 31, 2018

	Shares	Value ($)
Common Stocks 99.1%
Communication Services 10.0%
Diversified Telecommunication Services 2.1%
AT&T, Inc.	173,927	4,963,876
CenturyLink, Inc.	22,771	344,981
Verizon Communications, Inc.	98,764	5,552,512

		10,861,369

Entertainment 2.0%
Activision Blizzard, Inc.	18,297	852,091
Electronic Arts, Inc.*	7,253	572,334
Netflix, Inc.*	10,424	2,790,088
Take-Two Interactive Software, Inc.*	2,722	280,203
Twenty-First Century Fox, Inc. “A”	25,282	1,216,570
Twenty-First Century Fox, Inc. “B”	11,674	557,784
Viacom, Inc. “B”	8,428	216,600
Walt Disney Co.	35,588	3,902,224

		10,387,894

Interactive Media & Services 4.6%
Alphabet, Inc. “A”*	7,145	7,466,239
Alphabet, Inc. “C”*	7,353	7,614,840
Facebook, Inc. “A”*	57,421	7,527,319
TripAdvisor, Inc.*	2,420	130,535
Twitter, Inc.*	17,292	496,972

		23,235,905

Media 1.3%
CBS Corp. “B”	7,987	349,192
Charter Communications, Inc. “A”*	4,215	1,201,148
Comcast Corp. “A”	108,517	3,695,004
Discovery, Inc. “C”*	8,524	196,734
Discovery, Inc. “A”*	3,841	95,026
DISH Network Corp. “A”*	5,414	135,188
Interpublic Group of Companies, Inc.	9,057	186,846
News Corp. “A”	9,421	106,928
News Corp. “B”	3,121	36,048
Omnicom Group, Inc.	5,338	390,955

		6,393,069

Consumer Discretionary 9.9%
Auto Components 0.1%
Aptiv PLC	6,251	384,874
BorgWarner, Inc.	4,947	171,859
Goodyear Tire & Rubber Co.	5,713	116,602

		673,335

Automobiles 0.4%
Ford Motor Co.	93,097	712,192
General Motors Co.	31,422	1,051,066
Harley-Davidson, Inc.	3,996	136,344

		1,899,602

Distributors 0.1%
Genuine Parts Co.	3,490	335,110
LKQ Corp.*	7,525	178,568

		513,678

	Shares	Value ($)

Diversified Consumer Services 0.0%
H&R Block, Inc.	4,888	124,009

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	9,597	473,132
Chipotle Mexican Grill, Inc.*	578	249,575
Darden Restaurants, Inc.	2,952	294,787
Hilton Worldwide Holdings, Inc.	7,044	505,759
Marriott International, Inc. “A”	6,781	736,145
McDonald’s Corp.	18,450	3,276,167
MGM Resorts International	11,859	287,699
Norwegian Cruise Line Holdings Ltd.*	5,223	221,403
Royal Caribbean Cruises Ltd.	4,109	401,819
Starbucks Corp.	29,670	1,910,748
Wynn Resorts Ltd.	2,322	229,669
Yum! Brands, Inc.	7,469	686,550

		9,273,453

Household Durables 0.3%
D.R. Horton, Inc.	8,168	283,103
Garmin Ltd.	2,841	179,892
Leggett & Platt, Inc.	3,043	109,061
Lennar Corp. “A”	6,943	271,819
Mohawk Industries, Inc.*	1,538	179,885
Newell Brands, Inc.	10,295	191,384
PulteGroup, Inc.	6,298	163,685
Whirlpool Corp.	1,520	162,442

		1,541,271

Internet & Direct Marketing Retail 3.5%
Amazon.com, Inc.*	9,817	14,744,840
Booking Holdings, Inc.*	1,108	1,908,441
eBay, Inc.*	21,648	607,659
Expedia Group, Inc.	2,829	318,687

		17,579,627

Leisure Products 0.1%
Hasbro, Inc.	2,782	226,037
Mattel, Inc.*	7,945	79,371

		305,408

Multiline Retail 0.5%
Dollar General Corp.	6,313	682,309
Dollar Tree, Inc.*	5,657	510,940
Kohl’s Corp.	3,964	262,972
Macy’s, Inc.	7,290	217,096
Nordstrom, Inc.	2,772	129,203
Target Corp.	12,511	826,852

		2,629,372

Specialty Retail 2.3%
Advance Auto Parts, Inc.	1,724	271,461
AutoZone, Inc.*	604	506,357
Best Buy Co., Inc.	5,605	296,841
CarMax, Inc.*	4,200	263,466
Foot Locker, Inc.	2,692	143,214
Home Depot, Inc.	26,997	4,638,625
L Brands, Inc.	5,340	137,078
Lowe’s Companies, Inc.	19,197	1,773,035
O’Reilly Automotive, Inc.*	1,915	659,392
Ross Stores, Inc.	8,946	744,307
The Gap, Inc.	5,227	134,648

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	|	7

	Shares	Value ($)
Tiffany & Co.	2,589	208,440
TJX Companies, Inc.	29,607	1,324,617
Tractor Supply Co.	2,896	241,642
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,350	330,534

		11,673,657

Textiles, Apparel & Luxury Goods 0.8%
Hanesbrands, Inc.	8,625	108,071
Michael Kors Holdings Ltd.*	3,682	139,621
NIKE, Inc. “B”	30,448	2,257,415
PVH Corp.	1,819	169,076
Ralph Lauren Corp.	1,292	133,670
Tapestry, Inc.	6,851	231,221
Under Armour, Inc. “A”*	4,604	81,353
Under Armour, Inc. “C”*	4,609	74,528
VF Corp.	7,730	551,458

		3,746,413

Consumer Staples 7.3%
Beverages 1.9%
Brown-Forman Corp. “B”	3,970	188,893
Coca-Cola Co.	91,524	4,333,661
Constellation Brands, Inc. “A”	3,994	642,315
Molson Coors Brewing Co. “B”	4,455	250,193
Monster Beverage Corp.*	9,569	470,986
PepsiCo, Inc.	33,729	3,726,380

		9,612,428

Food & Staples Retailing 1.5%
Costco Wholesale Corp.	10,479	2,134,677
Kroger Co.	19,109	525,498
Sysco Corp.	11,378	712,945
Walgreens Boots Alliance, Inc.	19,226	1,313,713
Walmart, Inc.	34,030	3,169,894

		7,856,727

Food Products 1.1%
Archer-Daniels-Midland Co.	13,492	552,767
Campbell Soup Co. (a)	4,688	154,657
Conagra Brands, Inc.	11,636	248,545
General Mills, Inc.	14,177	552,052
Hormel Foods Corp.	6,475	276,353
Kellogg Co.	6,056	345,253
Kraft Heinz Co.	14,785	636,347
Lamb Weston Holdings, Inc.	3,482	256,136
McCormick & Co., Inc.	2,940	409,366
Mondelez International, Inc. “A”	34,700	1,389,041
The Hershey Co.	3,329	356,802
The JM Smucker Co.	2,680	250,553
Tyson Foods, Inc. “A”	7,080	378,072

		5,805,944

Household Products 1.7%
Church & Dwight Co., Inc.	5,831	383,447
Clorox Co.	3,066	472,593
Colgate-Palmolive Co.	20,752	1,235,159
Kimberly-Clark Corp.	8,262	941,372
Procter & Gamble Co.	59,543	5,473,193

		8,505,764

Personal Products 0.2%
Coty, Inc. “A”	11,065	72,586
Estee Lauder Companies, Inc. “A”	5,254	683,546

		756,132

	Shares	Value ($)

Tobacco 0.9%
Altria Group, Inc.	44,981	2,221,611
Philip Morris International, Inc.	37,142	2,479,600

		4,701,211

Energy 5.3%
Energy Equipment & Services 0.5%
Baker Hughes a GE Co.	12,321	264,902
Halliburton Co.	20,987	557,835
Helmerich & Payne, Inc.	2,545	122,007
National Oilwell Varco, Inc.	9,031	232,097
Schlumberger Ltd.	33,165	1,196,593
TechnipFMC PLC	10,202	199,755

		2,573,189

Oil, Gas & Consumable Fuels 4.8%
Anadarko Petroleum Corp.	12,016	526,782
Apache Corp.	9,072	238,140
Cabot Oil & Gas Corp.	10,304	230,294
Chevron Corp.	45,665	4,967,895
Cimarex Energy Co.	2,258	139,206
Concho Resources, Inc.*	4,763	489,589
ConocoPhillips	27,509	1,715,186
Devon Energy Corp.	11,067	249,450
Diamondback Energy, Inc.	3,693	342,341
EOG Resources., Inc.	13,866	1,209,254
Exxon Mobil Corp.	101,186	6,899,873
Hess Corp.	6,022	243,891
HollyFrontier Corp.	3,851	196,863
Kinder Morgan, Inc.	45,607	701,436
Marathon Oil Corp.	19,762	283,387
Marathon Petroleum Corp.	16,516	974,609
Newfield Exploration Co.*	4,910	71,981
Noble Energy, Inc.	11,486	215,477
Occidental Petroleum Corp.	18,046	1,107,664
ONEOK, Inc.	9,779	527,577
Phillips 66	10,156	874,939
Pioneer Natural Resources Co.	4,052	532,919
Valero Energy Corp.	10,162	761,845
Williams Companies, Inc.	29,097	641,589

		24,142,187

Financials 13.3%
Banks 5.6%
Bank of America Corp.	218,097	5,373,910
BB&T Corp.	18,423	798,084
Citigroup, Inc.	58,350	3,037,701
Citizens Financial Group, Inc.	11,321	336,573
Comerica, Inc.	3,816	262,121
Fifth Third Bancorp.	15,630	367,774
First Republic Bank	3,914	340,127
Huntington Bancshares, Inc.	25,558	304,651
JPMorgan Chase & Co.	79,469	7,757,764
KeyCorp	24,741	365,672
M&T Bank Corp.	3,368	482,062
People’s United Financial, Inc.	9,283	133,954
PNC Financial Services Group, Inc.	11,043	1,291,037
Regions Financial Corp.	24,586	328,961
SunTrust Banks, Inc.	10,754	542,432
SVB Financial Group*	1,263	239,869
U.S. Bancorp.	36,263	1,657,219
Wells Fargo & Co.	101,246	4,665,416
Zions Bancorp. NA	4,595	187,200

		28,472,527

The accompanying notes are an integral part of the financial statements.

8	|	DWS Equity 500 Index VIP

	Shares	Value ($)

Capital Markets 2.7%
Affiliated Managers Group, Inc.	1,247	121,508
Ameriprise Financial, Inc.	3,326	347,135
Bank of New York Mellon Corp.	21,722	1,022,455
BlackRock, Inc.	2,903	1,140,356
Cboe Global Markets, Inc.	2,652	259,445
Charles Schwab Corp.	28,791	1,195,690
CME Group, Inc.	8,560	1,610,307
E*TRADE Financial Corp.	5,998	263,192
Franklin Resources., Inc.	7,009	207,887
Intercontinental Exchange, Inc.	13,647	1,028,028
Invesco Ltd.	9,736	162,981
Moody’s Corp.	3,973	556,379
Morgan Stanley	31,260	1,239,459
MSCI, Inc.	2,109	310,930
Nasdaq, Inc.	2,707	220,810
Northern Trust Corp.	5,290	442,191
Raymond James Financial, Inc.	3,098	230,522
S&P Global, Inc.	5,984	1,016,921
State Street Corp.	9,027	569,333
T. Rowe Price Group, Inc.	5,786	534,164
The Goldman Sachs Group., Inc.	8,270	1,381,503

		13,861,196

Consumer Finance 0.7%
American Express Co.	16,713	1,593,083
Capital One Financial Corp.	11,368	859,307
Discover Financial Services	8,012	472,548
Synchrony Financial	15,848	371,794

		3,296,732

Diversified Financial Services 1.9%
Berkshire Hathaway, Inc. “B”*	46,496	9,493,553
Jefferies Financial Group, Inc.	6,606	114,680

		9,608,233

Insurance 2.4%
Aflac, Inc.	18,264	832,108
Allstate Corp.	8,234	680,375
American International Group, Inc.	21,121	832,379
Aon PLC	5,773	839,163
Arthur J. Gallagher & Co.	4,350	320,595
Assurant, Inc.	1,228	109,832
Brighthouse Financial, Inc.*	2,925	89,154
Chubb Ltd.	11,016	1,423,047
Cincinnati Financial Corp.	3,595	278,325
Everest Re Group Ltd.	985	214,494
Hartford Financial Services Group, Inc.	8,521	378,759
Lincoln National Corp.	5,149	264,195
Loews Corp.	6,606	300,705
Marsh & McLennan Companies, Inc.	12,012	957,957
MetLife, Inc.	23,647	970,946
Principal Financial Group, Inc.	6,323	279,287
Progressive Corp.	13,992	844,137
Prudential Financial, Inc.	9,909	808,079
The Travelers Companies, Inc.	6,301	754,545
Torchmark Corp.	2,481	184,909
Unum Group	5,155	151,454
Willis Towers Watson PLC	3,097	470,310

		11,984,755

	Shares	Value ($)
Health Care 15.4%
Biotechnology 2.6%
AbbVie, Inc.	35,917	3,311,188
Alexion Pharmaceuticals, Inc.*	5,300	516,008
Amgen, Inc.	15,234	2,965,603
Biogen., Inc.*	4,817	1,449,532
Celgene Corp.*	16,728	1,072,097
Gilead Sciences, Inc.	30,947	1,935,735
Incyte Corp.*	4,190	266,442
Regeneron Pharmaceuticals, Inc.*	1,864	696,204
Vertex Pharmaceuticals, Inc.*	6,125	1,014,974

		13,227,783

Health Care Equipment & Supplies 3.4%
Abbott Laboratories	41,971	3,035,762
ABIOMED, Inc.*	1,067	346,818
Align Technology, Inc.*	1,756	367,759
Baxter International, Inc.	11,815	777,663
Becton, Dickinson & Co.	6,412	1,444,752
Boston Scientific Corp.*	33,107	1,170,001
Danaher Corp.	14,741	1,520,092
DENTSPLY SIRONA, Inc.	5,292	196,915
Edwards Lifesciences Corp.*	4,979	762,633
Hologic, Inc.*	6,446	264,931
IDEXX Laboratories, Inc.*	2,072	385,433
Intuitive Surgical, Inc.*	2,730	1,307,452
Medtronic PLC	32,111	2,920,817
ResMed, Inc.	3,423	389,777
Stryker Corp.	7,428	1,164,339
The Cooper Companies, Inc.	1,171	298,020
Varian Medical Systems, Inc.*	2,213	250,755
Zimmer Biomet Holdings, Inc.	4,839	501,901

		17,105,820

Health Care Providers & Services 3.1%
AmerisourceBergen Corp.	3,707	275,801
Anthem, Inc.	6,182	1,623,579
Cardinal Health, Inc.	7,118	317,463
Centene Corp.*	4,932	568,660
Cigna Corp.*	9,083	1,725,138
CVS Health Corp.	30,906	2,024,961
DaVita, Inc.*	2,978	153,248
HCA Healthcare, Inc.	6,420	798,969
Henry Schein, Inc.*	3,638	285,656
Humana, Inc.	3,277	938,795
Laboratory Corp. of America Holdings*	2,425	306,423
McKesson Corp.	4,669	515,784
Quest Diagnostics, Inc.	3,259	271,377
UnitedHealth Group, Inc.	22,991	5,727,518
Universal Health Services, Inc. “B”	2,032	236,850
WellCare Health Plans, Inc.*	1,194	281,891

		16,052,113

Health Care Technology 0.1%
Cerner Corp.*	7,887	413,594

Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	7,636	515,124
Illumina, Inc.*	3,520	1,055,754
IQVIA Holdings, Inc.*	3,786	439,820
Mettler-Toledo International, Inc.*	600	339,348
PerkinElmer, Inc.	2,629	206,508

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	|	9

	Shares	Value ($)
Thermo Fisher Scientific, Inc.	9,617	2,152,188
Waters Corp.*	1,793	338,249

		5,046,991

Pharmaceuticals 5.2%
Allergan PLC	7,587	1,014,078
Bristol-Myers Squibb Co.	39,006	2,027,532
Eli Lilly & Co.	22,532	2,607,403
Johnson & Johnson	64,096	8,271,589
Merck & Co., Inc.	62,145	4,748,500
Mylan NV*	12,357	338,582
Nektar Therapeutics*	4,233	139,139
Perrigo Co. PLC	3,035	117,606
Pfizer, Inc.	138,128	6,029,287
Zoetis, Inc.	11,456	979,946

		26,273,662

Industrials 9.1%
Aerospace & Defense 2.5%
Arconic, Inc.	10,154	171,197
Boeing Co.	12,625	4,071,563
General Dynamics Corp.	6,673	1,049,062
Harris Corp.	2,828	380,790
Huntington Ingalls Industries, Inc.	1,019	193,926
L3 Technologies, Inc.	1,905	330,822
Lockheed Martin Corp.	5,921	1,550,355
Northrop Grumman Corp.	4,142	1,014,376
Raytheon Co.	6,789	1,041,093
Textron, Inc.	5,769	265,316
TransDigm Group, Inc.*	1,153	392,089
United Technologies Corp.	19,356	2,061,027

		12,521,616

Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	3,299	277,413
Expeditors International of Washington, Inc.	4,144	282,165
FedEx Corp.	5,786	933,455
United Parcel Service, Inc. “B”	16,618	1,620,754

		3,113,787

Airlines 0.4%
Alaska Air Group, Inc.	2,928	178,169
American Airlines Group, Inc.	9,831	315,674
Delta Air Lines, Inc.	14,947	745,855
Southwest Airlines Co.	12,100	562,408
United Continental Holdings, Inc.*	5,440	455,491

		2,257,597

Building Products 0.2%
A.O. Smith Corp.	3,504	149,621
Allegion PLC	2,235	178,152
Fortune Brands Home & Security, Inc.	3,463	131,559
Johnson Controls International PLC	21,978	651,648
Masco Corp.	7,292	213,218

		1,324,198

Commercial Services & Supplies 0.4%
Cintas Corp.	2,052	344,715
Copart, Inc.*	5,010	239,378
Republic Services, Inc.	5,206	375,301
Rollins, Inc.	3,415	123,281
Waste Management, Inc.	9,398	836,328

		1,919,003

	Shares	Value ($)

Construction & Engineering 0.1%
Fluor Corp.	3,302	106,324
Jacobs Engineering Group, Inc.	2,807	164,097
Quanta Services, Inc.	3,527	106,163

		376,584

Electrical Equipment 0.5%
AMETEK, Inc.	5,527	374,178
Eaton Corp. PLC	10,419	715,369
Emerson Electric Co.	14,950	893,262
Rockwell Automation, Inc.	2,910	437,897

		2,420,706

Industrial Conglomerates 1.4%
3M Co.	13,909	2,650,221
General Electric Co.	207,879	1,573,644
Honeywell International, Inc.	17,718	2,340,902
Roper Technologies, Inc.	2,487	662,835

		7,227,602

Machinery 1.5%
Caterpillar, Inc.	14,130	1,795,499
Cummins, Inc.	3,550	474,422
Deere & Co.	7,700	1,148,609
Dover Corp.	3,516	249,460
Flowserve Corp.	3,187	121,170
Fortive Corp.	7,023	475,176
Illinois Tool Works, Inc.	7,277	921,923
Ingersoll-Rand PLC	5,915	539,626
PACCAR, Inc.	8,294	473,919
Parker-Hannifin Corp.	3,145	469,045
Pentair PLC	3,721	140,580
Snap-on, Inc.	1,318	191,492
Stanley Black & Decker, Inc.	3,603	431,423
Xylem, Inc.	4,313	287,763

		7,720,107

Professional Services 0.3%
Equifax, Inc.	2,876	267,842
IHS Markit Ltd.*	8,614	413,214
Nielsen Holdings PLC	8,423	196,509
Robert Half International, Inc.	2,882	164,850
Verisk Analytics, Inc.*	3,931	428,636

		1,471,051

Road & Rail 1.0%
CSX Corp.	19,217	1,193,952
J.B. Hunt Transport Services, Inc.	2,080	193,523
Kansas City Southern	2,396	228,698
Norfolk Southern Corp.	6,526	975,898
Union Pacific Corp.	17,593	2,431,881

		5,023,952

Trading Companies & Distributors 0.2%
Fastenal Co.	6,827	356,984
United Rentals, Inc.*	1,971	202,087
W.W. Grainger, Inc.	1,082	305,513

		864,584

Information Technology 19.9%
Communications Equipment 1.1%
Arista Networks, Inc.*	1,228	258,740
Cisco Systems, Inc.	107,427	4,654,812
F5 Networks, Inc.*	1,449	234,782
Juniper Networks, Inc.	8,374	225,344
Motorola Solutions, Inc.	3,930	452,107

		5,825,785

The accompanying notes are an integral part of the financial statements.

10	|	DWS Equity 500 Index VIP

	Shares	Value ($)

Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. “A”	7,227	585,531
Corning, Inc.	19,022	574,655
FLIR Systems, Inc.	3,253	141,636
IPG Photonics Corp.*	866	98,109
Keysight Technologies, Inc.*	4,519	280,539
TE Connectivity Ltd.	8,182	618,805

		2,299,275

IT Services 4.7%
Accenture PLC “A”	15,241	2,149,133
Akamai Technologies, Inc.*	3,900	238,212
Alliance Data Systems Corp.	1,117	167,639
Automatic Data Processing, Inc.	10,481	1,374,269
Broadridge Financial Solutions, Inc.	2,788	268,345
Cognizant Technology Solutions Corp. “A”	13,806	876,405
DXC Technology Co.	6,632	352,623
Fidelity National Information Services, Inc.	7,830	802,967
Fiserv, Inc.*	9,534	700,654
FleetCor Technologies, Inc.*	2,136	396,698
Gartner, Inc.*	2,146	274,345
Global Payments, Inc.	3,769	388,697
International Business Machines Corp.	21,707	2,467,435
Jack Henry & Associates, Inc.	1,870	236,592
Mastercard, Inc. “A”	21,737	4,100,685
Paychex, Inc.	7,620	496,443
PayPal Holdings, Inc.*	28,152	2,367,302
Total System Services, Inc.	4,003	325,404
VeriSign, Inc.*	2,554	378,733
Visa, Inc. “A”	41,995	5,540,820
Western Union Co.	10,621	181,194

		24,084,595

Semiconductors & Semiconductor Equipment 3.7%
Advanced Micro Devices, Inc.*	21,020	388,029
Analog Devices, Inc.	8,843	758,995
Applied Materials, Inc.	23,610	772,991
Broadcom, Inc.	9,880	2,512,286
Intel Corp.	109,068	5,118,561
KLA-Tencor Corp.	3,629	324,759
Lam Research Corp.	3,725	507,233
Maxim Integrated Products, Inc.	6,606	335,915
Microchip Technology, Inc. (a)	5,656	406,780
Micron Technology, Inc.*	26,754	848,905
NVIDIA Corp.	14,576	1,945,896
Qorvo, Inc.*	2,934	178,182
QUALCOMM., Inc.	28,965	1,648,398
Skyworks Solutions, Inc.	4,260	285,505
Texas Instruments, Inc.	22,939	2,167,736
Xilinx, Inc.	6,089	518,600

		18,718,771

Software 6.1%
Adobe, Inc.*	11,682	2,642,936
ANSYS, Inc.*	1,973	282,020
Autodesk, Inc.*	5,262	676,746
Cadence Design Systems, Inc.*	6,830	296,968
Citrix Systems, Inc.	3,071	314,655
Fortinet, Inc.*	3,470	244,392
Intuit, Inc.	6,200	1,220,470
Microsoft Corp.	184,716	18,761,604

	Shares	Value ($)
Oracle Corp.	60,904	2,749,815
Red Hat, Inc.*	4,220	741,201
salesforce.com, Inc.*	18,278	2,503,538
Symantec Corp.	15,270	288,527
Synopsys, Inc.*	3,533	297,620

		31,020,492

Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc.	107,743	16,995,381
Hewlett Packard Enterprise Co.	33,950	448,480
HP, Inc.	37,953	776,518
NetApp, Inc.	6,015	358,915
Seagate Technology PLC	6,209	239,605
Western Digital Corp.	6,925	256,017
Xerox Corp.	5,021	99,215

		19,174,131

Materials 2.7%
Chemicals 2.1%
Air Products & Chemicals, Inc.	5,262	842,183
Albemarle Corp.	2,580	198,841
Celanese Corp. “A”	3,196	287,544
CF Industries Holdings, Inc.	5,573	242,481
DowDuPont, Inc.	54,858	2,933,806
Eastman Chemical Co.	3,359	245,576
Ecolab, Inc.	6,097	898,393
FMC Corp.	3,250	240,370
International Flavors & Fragrances, Inc.	2,409	323,456
Linde PLC	13,163	2,053,955
LyondellBasell Industries NV “A”	7,490	622,868
PPG Industries, Inc.	5,755	588,334
The Mosaic Co.	8,432	246,299
The Sherwin-Williams Co.	1,974	776,690

		10,500,796

Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,484	255,055
Vulcan Materials Co.	3,140	310,232

		565,287

Containers & Packaging 0.3%
Avery Dennison Corp.	2,038	183,074
Ball Corp.	8,082	371,610
International Paper Co.	9,740	393,106
Packaging Corp. of America	2,246	187,451
Sealed Air Corp.	3,699	128,873
WestRock Co.	6,097	230,223

		1,494,337

Metals & Mining 0.2%
Freeport-McMoRan, Inc.	34,699	357,747
Newmont Mining Corp.	12,696	439,916
Nucor Corp.	7,475	387,280

		1,184,943

Real Estate 2.9%
Equity Real Estate Investment Trusts (REITs) 2.8%
Alexandria Real Estate Equities, Inc.	2,583	297,665
American Tower Corp.	10,533	1,666,215
Apartment Investment & Management Co. “A”	3,706	162,619
AvalonBay Communities, Inc.	3,293	573,147
Boston Properties, Inc.	3,676	413,734

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	|	11

	Shares	Value ($)

Crown Castle International Corp.	9,937	1,079,456

Digital Realty Trust, Inc.	4,903	522,415

Duke Realty Corp.	8,484	219,736

Equinix, Inc.	1,921	677,268

Equity Residential	8,771	578,974

Essex Property Trust, Inc.	1,573	385,715

Extra Space Storage, Inc.	3,052	276,145

Federal Realty Investment Trust	1,737	205,035

HCP, Inc.	11,432	319,296

Host Hotels & Resorts, Inc.	17,680	294,725

Iron Mountain, Inc.	6,958	225,509

Kimco Realty Corp.	10,166	148,932

Mid-America Apartment Communities, Inc.	2,714	259,730

Prologis, Inc.	15,097	886,496

Public Storage	3,604	729,486

Realty Income Corp.	7,061	445,125

Regency Centers Corp.	3,995	234,427

SBA Communications Corp.*	2,687	434,998

Simon Property Group, Inc.	7,399	1,242,958

SL Green Realty Corp.	2,018	159,583

The Macerich Co.	2,568	111,143

UDR, Inc.	6,642	263,156

Ventas, Inc.	8,578	502,585

Vornado Realty Trust	4,125	255,874

Welltower, Inc.	8,978	623,163

Weyerhaeuser Co.	18,021	393,939

		14,589,249

Real Estate Management & Development 0.1%
CBRE Group, Inc. “A”*	7,539	301,861

Utilities 3.3%
Electric Utilities 2.0%

Alliant Energy Corp.	5,600	236,600

American Electric Power Co., Inc.	11,824	883,726

Duke Energy Corp.	17,033	1,469,948

Edison International	7,738	439,286

Entergy Corp.	4,345	373,974

Evergy, Inc.	6,325	359,070

Eversource Energy	7,536	490,141

Exelon Corp.	23,135	1,043,389

FirstEnergy Corp.	11,550	433,703

NextEra Energy, Inc.	11,425	1,985,893

PG&E Corp.*	12,466	296,068

Pinnacle West Capital Corp.	2,677	228,080

PPL Corp.	17,220	487,843

Southern Co.	24,586	1,079,817

Xcel Energy, Inc.	12,331	607,548

		10,415,086

Independent Power & Renewable Electricity Producers 0.1%

AES Corp.	15,627	225,966

NRG Energy, Inc.	6,966	275,854

		501,820

Multi-Utilities 1.1%

Ameren Corp.	5,855	381,922

CenterPoint Energy, Inc.	12,007	338,958

CMS Energy Corp.	6,804	337,818

Consolidated Edison, Inc.	7,453	569,856

Dominion Energy, Inc	15,688	1,121,064

DTE Energy Co.	4,351	479,915

NiSource, Inc.	8,557	216,920

	Shares	Value ($)

Public Service Enterprise Group, Inc.	12,154	632,616

SCANA Corp.	3,347	159,920

Sempra Energy	6,568	710,592

WEC Energy Group, Inc.	7,495	519,104

		5,468,685

Water Utilities 0.1%
American Water Works Co., Inc.	4,293	389,676
Total Common Stocks (Cost $275,485,431)		502,910,626

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 2.08%**, 1/10/2019 (b) (Cost $584,696)	585,000	584,707

	Shares	Value ($)
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (c) (d) (Cost $564,200)	564,200	564,200

Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 2.41% (c) (Cost $3,904,662)	3,904,662	3,904,662

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $280,538,989)	100.1	507,964,195
Other Assets and Liabilities, Net	(0.1)	(337,965)
Net Assets	100.0	507,626,230

The accompanying notes are an integral part of the financial statements.

12	|	DWS Equity 500 Index VIP

A summary of the Fund’s transactions with affiliated investments during the year ended December 31, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2018	Value ($) at 12/31/2018
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.29% (c) (d)
870,253	—	306,053	(e)	—	—	5,700	—	564,200	564,200
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 2.41% (c)
5,621,694	59,392,689	61,109,721		—	—	110,253	—	3,904,662	3,904,662
6,491,947	59,392,689	61,415,774		—	—	115,953	—	4,468,862	4,468,862

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at December 31, 2018 amounted to $547,908, which is 0.1% of net assets.

(b)	At December 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the year ended December 31, 2018.

S&P: Standard & Poor’s

At December 31, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
S&P 500 E-Mini Index	USD	3/15/2019	39	4,998,081	4,885,140	(112,941)

Currency Abbreviation

USD	United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$502,910,626	$—	$—	$502,910,626
Government & Agency Obligation	—	584,707	—	584,707
Short-Term Investments (f)	4,468,862	—	—	4,468,862
Total	$507,379,488	$584,707	$—	$507,964,195

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g) Futures Contracts	$(112,941)	$—	$—	$(112,941)
Total	$(112,941)	$—	$—	$(112,941)

(f)	See Investment Portfolio for additional detailed categorizations.

(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	|	13

Statement of

Assets and Liabilities

as of December 31, 2018

Assets
Investments in non-affiliated securities, at value (cost $276,070,127) — including $547,908 of securities loaned	$503,495,333
Investment in DWS Government & Agency Securities Portfolio (cost $564,200)*	564,200
Investment in DWS Central Cash Management Government Fund (cost $3,904,662)	3,904,662
Cash	3,092
Receivable for investments sold	151,407
Receivable for Fund shares sold	100,041
Dividends receivable	582,884
Interest receivable	14,932
Receivable for variation margin on futures contracts	41,519
Other assets	12,679
Total assets	508,870,749

Liabilities
Payable upon return of securities loaned	564,200
Payable for investments purchased	340,121
Payable for Fund shares redeemed	98,335
Accrued management fee	61,488
Accrued Trustees’ fees	7,533
Other accrued expenses and payables	172,842
Total liabilities	1,244,519
Net assets, at value	$507,626,230

Net Assets Consist of
Distributable earnings (loss)	257,257,404
Paid-in capital	250,368,826
Net assets, at value	$507,626,230

Net Asset Value
Class A

Net Asset Value, offering and redemption price per share ($471,838,682 ÷ 24,962,490 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$18.90
Class B

Net Asset Value, offering and redemption price per share ($20,960,100 ÷ 1,109,669 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$18.89
Class B2

Net Asset Value, offering and redemption price per share ($14,827,448 ÷ 784,684 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$18.90
*	Represents collateral on securities loaned.

     Statement of Operations

for the year ended December 31, 2018

Investment Income
Income:
Dividends	$11,583,796
Interest	9,173
Income distributions — DWS Central Cash Management Government Fund	110,253
Securities lending income, net of borrower rebates	5,700
Total income	11,708,922
Expenses:
Management fee	1,155,422
Administration fee	577,711
Services to shareholders	2,858
Recordkeeping fee (Class B and Class B-2)	57,471
Distribution service fees (Class B and Class B-2)	107,624
Custodian fee	22,265
Professional fees	84,858
Reports to shareholders	26,920
Trustees’ fees and expenses	29,725
Other	43,755
Total expenses before expense reductions	2,108,609
Expense reductions	(200,238)
Total expenses after expense reductions	1,908,371
Net investment income (loss)	9,800,551

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	29,863,027
Futures	(165,403)
29,697,624
Change in net unrealized appreciation (depreciation) on:
Investments	(62,468,634)
Futures	(193,258)
(62,661,892)
Net gain (loss)	(32,964,268)
Net increase (decrease) in net assets resulting from operations	$(23,163,717)

The accompanying notes are an integral part of the financial statements.

14	|	DWS Equity 500 Index VIP

Statements of Changes in Net Assets

Increase (Decrease) in	Years Ended December 31,
Net Assets	2018	2017
Operations:
Net investment income (loss)	$9,800,551	$9,504,006
Net realized gain (loss)	29,697,624	51,290,381
Change in net unrealized appreciation (depreciation)	(62,661,892)	51,086,988
Net increase (decrease) in net assets resulting from operations	(23,163,717)	111,881,375
Distributions to shareholders:
Class A	(55,569,580)	(36,621,861)
Class B	(2,605,149)	(1,263,470)
Class B2	(1,716,159)	(1,065,121)
Total distributions	(59,890,888)	(38,950,452)*
Fund share transactions:
Class A
Proceeds from shares sold	14,838,059	14,878,880
Reinvestment of distributions	55,569,580	36,621,861
Cost of shares redeemed	(62,569,499)	(98,129,716)
Net increase (decrease) in net assets from Class A share transactions	7,838,140	(46,628,975)
Class B
Proceeds from shares sold	5,836,040	7,279,737
Reinvestment of distributions	2,605,149	1,263,470
Cost of shares redeemed	(8,730,248)	(4,494,346)
Net increase (decrease) in net assets from Class B share transactions	(289,059)	4,048,861
Class B2
Proceeds from shares sold	735,371	375,574
Reinvestment of distributions	1,716,159	1,065,121
Cost of shares redeemed	(2,402,184)	(2,854,784)
Net increase (decrease) in net assets from Class B2 share transaction	49,346	(1,414,089)
Increase (decrease) in net assets	(75,456,178)	28,936,720
Net assets at beginning of period	583,082,408	554,145,688

Net assets at end of period	$507,626,230	$583,082,408 **

*

Includes distributions from net investment income of $9,614,078, $291,291 and $232,694 for Class A, Class B and Class B2, respectively and distributions from net realized gains of $27,007,783, $972,179 and $832,427 for Class A, Class B and Class B2, respectively.

**	Includes undistributed net investment income of $9,463,423.

	Years Ended December 31,
Other Information	2018	2017
Class A
Shares outstanding at beginning of period	24,366,996	26,513,791
Shares sold	693,526	724,657
Shares issued to shareholders in reinvestment of distributions	2,826,530	1,870,371
Shares redeemed	(2,924,562)	(4,741,823)
Net increase (decrease) in Class A shares	595,494	(2,146,795)

Shares outstanding at end of period	24,962,490	24,366,996
Class B
Shares outstanding at beginning of period	1,138,481	940,533
Shares sold	275,349	355,052
Shares issued to shareholders in reinvestment of distributions	132,308	64,397
Shares redeemed	(436,469)	(221,501)
Net increase (decrease) in Class B shares	(28,812)	197,948

Shares outstanding at end of period	1,109,669	1,138,481
Class B2
Shares outstanding at beginning of period	776,819	843,125
Shares sold	34,095	18,378
Shares issued to shareholders in reinvestment of distributions	87,115	54,260
Shares redeemed	(113,345)	(138,944)
Net increase (decrease) in Class B2 shares	7,865	(66,306)

Shares outstanding at end of period	784,684	776,819

The accompanying notes are an integral part of the financial statements.

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Financial Highlights

	Years Ended December 31,
Class A	2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$22.19	$19.58	$19.40	$20.41	$19.01
Income (loss) from investment operations:
Net investment income (loss)[a]	.37	.34	.35	.35	.33
Net realized and unrealized gain (loss)	(1.31)	3.69	1.74	(.10)	2.10
Total from investment operations	(.94)	4.03	2.09	.25	2.43
Less distributions from:
Net investment income	(.38)	(.37)	(.40)	(.33)	(.37)
Net realized gains	(1.97)	(1.05)	(1.51)	(.93)	(.66)
Total distributions	(2.35)	(1.42)	(1.91)	(1.26)	(1.03)
Net asset value, end of period	$18.90	$22.19	$19.58	$19.40	$20.41
Total Return (%)[b]	(4.65)	21.53	11.61	1.13	13.39

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	472	541	519	530	610
Ratio of expenses before expense reductions (%)[c]	.34	.34	.34	.34	.34
Ratio of expenses after expense reductions (%)[c]	.30	.33	.33	.33	.33
Ratio of net investment income (%)	1.73	1.67	1.88	1.77	1.70
Portfolio turnover rate (%)	3	3	4	3	3

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

	Years Ended December 31,
Class B	2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$22.17	$19.58	$19.40	$20.40	$19.01
Income (loss) from investment operations:
Net investment income (loss)[a]	.29	.28	.30	.30	.28
Net realized and unrealized gain (loss)	(1.29)	3.67	1.74	(.09)	2.09
Total from investment operations	(1.00)	3.95	2.04	.21	2.37
Less distributions from:
Net investment income	(.31)	(.31)	(.35)	(.28)	(.32)
Net realized gains	(1.97)	(1.05)	(1.51)	(.93)	(.66)
Total distributions	(2.28)	(1.36)	(1.86)	(1.21)	(.98)
Net asset value, end of period	$18.89	$22.17	$19.58	$19.40	$20.40
Total Return (%)[b]	(4.94)	21.07	11.32	.92	13.05

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	21	25	18	12	7
Ratio of expenses before expense reductions (%)[c]	.71	.71	.69	.67	.62
Ratio of expenses after expense reductions (%)[c]	.65	.65	.61	.58	.58
Ratio of net investment income (%)	1.38	1.35	1.61	1.53	1.45
Portfolio turnover rate (%)	3	3	4	3	3

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

The accompanying notes are an integral part of the financial statements.

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	Years Ended December 31,
Class B2	2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$22.18	$19.57	$19.39	$20.40	$18.99
Income (loss) from investment operations:
Net investment income (loss)[a]	.28	.26	.28	.28	.27
Net realized and unrealized gain (loss)	(1.30)	3.69	1.74	(.10)	2.09
Total from investment operations	(1.02)	3.95	2.02	.18	2.36
Less distributions from:
Net investment income	(.29)	(.29)	(.33)	(.26)	(.29)
Net realized gains	(1.97)	(1.05)	(1.51)	(.93)	(.66)
Total distributions	(2.26)	(1.34)	(1.84)	(1.19)	(.95)
Net asset value, end of period	$18.90	$22.18	$19.57	$19.39	$20.40
Total Return (%)[b]	(5.00)	21.06	11.20	.76	13.00

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	15	17	17	17	19
Ratio of expenses before expense reductions (%)[c]	.73	.74	.74	.74	.74
Ratio of expenses after expense reductions (%)[c]	.70	.72	.71	.68	.68
Ratio of net investment income (%)	1.32	1.27	1.50	1.42	1.35
Portfolio turnover rate (%)	3	3	4	3	3

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

The accompanying notes are an integral part of the financial statements.

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Notes to Financial Statements

A. Organization and Significant Accounting Policies

Deutsche DWS Investments VIT Funds (formerly Deutsche Investments VIT Funds) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. DWS Equity 500 Index VIP (formerly Deutsche Equity 500 Index VIP) (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).

Multiple Classes of Shares of Beneficial Interest. The Fund offers three classes of shares to investors: Class A shares, Class B shares and Class B2 shares. Class B and Class B2 shares are subject to Rule 12b-1 distribution fees under the 1940 Act equal to an annual rate of 0.25% of Class B and Class B2 shares average daily net assets. In addition, Class B and Class B2 shares are subject to recordkeeping fees equal to an annual rate up to 0.15% of average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and record keeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Fund adopted the amendments with the impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

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Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. As of period end, any securities on loan were collateralized by cash. During the year ended December 31, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by DWS Investment Management Americas, Inc. As of December 31, 2018, the Fund invested the cash collateral in DWS Government & Agency Securities Portfolio. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of December 31, 2018) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of December 31, 2018, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss

DWS Equity 500 Index VIP	|	19

carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At December 31, 2018, the Fund’s components of distributable earnings (accumulated gains) on a tax basis were as follows:

Undistributed ordinary income*	$11,453,507
Undistributed long-term capital gains	$27,194,122
Unrealized appreciation (depreciation) on investments	$218,583,157

At December 31, 2018, the aggregate cost of investments for federal income tax purposes was $289,383,564. The net unrealized appreciation for all investments based on tax cost was $218,583,157. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $246,949,059 and aggregate gross unrealized depreciation for all investments in which was an excess of tax cost over value of $28,365,902.

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended December 31,
	2018	2017
Distributions from ordinary income*	$10,441,101	$10,904,335
Distributions from long-term capital gains	$49,449,787	$28,046,117

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial statement purposes and a recharacterization will be made within the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2018, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

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Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default. Upon a futures contract close out or expiration, realized gain or loss is recognized.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of December 31, 2018 is included in a table following the Fund’s Investment Portfolio. For the year ended December 31, 2018, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $4,670,000 to $10,478,000.

The following tables summarize the value of the Fund’s derivative instruments held as of December 31, 2018 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Liability Derivative	Futures Contracts
Equity Contracts (a)	$(112,941)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended December 31, 2018 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (b)	$(165,403)

The above derivative is located in the following Statement of Operations account:

(b)	Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (c)	$(193,258)

The above derivative is located in the following Statement of Operations account:

(c)	Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the year ended December 31, 2018, purchases and sales of investment securities (excluding short-term investments) aggregated $18,641,287 and $47,487,333, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

DWS Equity 500 Index VIP	|	21

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $1 billion of the Fund’s average daily net assets	.200%
Next $1 billion of such net assets	.175%
Over $2 billion of such net assets	.150%

Accordingly, for the year ended December 31, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.20% of the Fund’s average daily net assets.

For the period from January 1, 2018 through September 30, 2019 (and through September 30, 2018 for Class A Shares), the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each classes as follows:

Class A	.31%
Class B	.65%
Class B2	.75%

Effective October 1, 2018 through September 30, 2019, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) for Class A at 0.28%.

For the year ended December 31, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$179,193
Class B	16,048
Class B2	4,997
$200,238

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2018, the Administration Fee was $577,711, of which $44,905 is unpaid.

Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of 0.25% of average daily net assets of Class B and B2 shares. For the year ended December 31, 2018, the Distribution Service Fees were as follows:

Distribution Service Fees	Total Aggregated	Unpaid at December 31, 2018
Class B	$65,041	$5,159
Class B2	42,583	3,265
	$107,624	$8,424

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee they receive from the Fund. For the year ended December 31, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at December 31, 2018
Class A	$445	$74
Class B	83	13
Class B2	69	12
	$597	$99

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Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the year ended December 31, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $16,608, of which $7,785 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the year ended December 31, 2018, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $429.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2018.

F. Ownership of the Fund

At December 31, 2018, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 53% and 13%, respectively. At December 31, 2018, one participating insurance company was beneficial owner of record of 10% or more of the total outstanding Class B shares of the Fund, owning 81%. At December 31, 2018, one participating insurance company was a beneficial owner of record of 89% of the total outstanding Class B2 shares of the Fund.

DWS Equity 500 Index VIP	|	23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Deutsche DWS Investments VIT Funds and Shareholders of DWS Equity 500 Index VIP

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of DWS Equity 500 Index VIP (one of the funds constituting Deutsche DWS Investments VIT Funds, referred to hereafter as the “Fund”) as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statements of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2019

We have served as the auditor of one or more investment companies in the DWS family of funds since 1930.

24	|	DWS Equity 500 Index VIP

Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2018 to December 31, 2018).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2018

Actual Fund Return	Class A	Class B	Class B2
Beginning Account Value 7/1/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/18	$930.60	$928.70	$928.70
Expenses Paid per $1,000*	$1.46	$3.16	$3.40

Hypothetical 5% Fund Return	Class A	Class B	Class B2
Beginning Account Value 7/1/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/18	$1,023.69	$1,021.93	$1,021.68
Expenses Paid per $1,000*	$1.53	$3.31	$3.57

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class B2
DWS Equity 500 Index VIP	.30%	.65%	.70%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

DWS Equity 500 Index VIP	|	25

Tax Information	(Unaudited)

The Fund paid distributions of $1.93 per share from net long-term capital gains during its year ended December 31, 2018.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $30,133,000 as capital gain dividends for its year ended December 31, 2018.

For corporate shareholders, 100% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended December 31, 2018 qualified for the dividends received deduction.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, contact your insurance provider.

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

26	|	DWS Equity 500 Index VIP

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Equity 500 Index VIP’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisers, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by

DWS Equity 500 Index VIP	|	27

Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2017, the Fund’s performance (Class A shares) was in the 2nd quartile, 1st quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2017, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA

28	|	DWS Equity 500 Index VIP

for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA and NTI related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

DWS Equity 500 Index VIP	|	29

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Fund. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Fund. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	82	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International; Public Radio International. Not-for-Profit Director, Trustee: Palm Beach Civic Association; Window to the World Communications (public media); Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago	82	Portland General Electric[2] (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); Massachusetts Humane Society; Overseer of the New England Conservatory; former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston); American Documentary, Inc. (public media)	82	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	82	—
Paul K. Freeman* (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Independent Directors Council (former chair); Investment Company Institute (executive committee); Adjunct Professor, University of Denver Law School (2017–present); formerly: Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Knoebel Institute for Healthy Aging, University of Denver (2017–present); former Directorships: Prisma Energy International; Denver Zoo Foundation (2012–2018)	82	—

30	|	DWS Equity 500 Index VIP

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); Director, The Wharton Financial Institutions Center (since 1994); formerly: Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Formerly Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), and Nonexecutive Director of Barclays Bank DE (2010–2018)	82	Director, Aberdeen Japan Fund (since 2007)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	82	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	82	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	82	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	82	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6] (1974) President and Chief Executive Officer, 2017–present Assistant Secretary, 2013–present	Managing Director,[3] DWS; Secretary, DWS USA Corporation (since March 2018); Assistant Secretary, DWS Distributors, Inc. (since June 25, 2018); Director and Vice President, DWS Service Company (since June 25, 2018); Assistant Secretary, DWS Investment Management Americas, Inc. (since June 25, 2018); and Director and President, DB Investment Managers, Inc. (since June 25, 2018); formerly: Vice President for the Deutsche funds (2016–2017)
John Millette[8] (1962) Vice President and Secretary, 1999–present	Director,[3] DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); and Director and Vice President, DWS Trust Company (2016–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Diane Kenneally[8,9] (1966) Treasurer and Chief Financial Officer since 2018	Director,[3] DWS; formerly: Assistant Treasurer for the DWS funds (2007–2018)
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] DWS; formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); and Secretary, Deutsche AM Service Company (2010–2017)

DWS Equity 500 Index VIP	|	31

Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Director,[3] DWS
Wayne Salit[7] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Bank; and AML Officer, DWS Trust Company; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present	Director,[3] DWS; Director and Vice President, DWS Trust Company (since 2018)
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Director,[3] DWS

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]

As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

[6]	Address: 345 Park Avenue, New York, NY 10154.

[7]	Address: 60 Wall Street, New York, NY 10005.

[8]	Address: One International Place, Boston, MA 02110.

[9]	Appointed Treasurer and Chief Financial Officer effective July 2, 2018.

*	Paul K. Freeman retired from the Board effective December 31, 2018.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

32	|	DWS Equity 500 Index VIP

Notes

Notes

Notes

vit-equ500-2 (R-025817-8 2/19)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. William McClayton, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS equity 500 Index VIP
form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2018	$54,464	$0	$0	$0
2017	$55,659	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to DWS Investment Management Americas Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2018	$0	$0	$0
2017	$0	$0	$0

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2018	$0	$0	$0	$0
2017	$0	$0	$0	$0

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2017 and 2018 financial statements, the Fund entered into an engagement letter with PwC. The terms of the engagement letter required by PwC, and agreed to by the Fund’s Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or the services provided there-under.

***

Pursuant to PCAOB Rule 3526, PwC is required to describe in writing to the Fund’s Audit Committee, on at least an annual basis, all relationships between PwC, or any of its affiliates, and the DWS Funds, including the Fund, or persons in financial reporting oversight roles at the DWS Funds that, as of the date of the communication, may reasonably be thought to bear on PwC’s independence. Pursuant to PCAOB Rule 3526, PwC has reported the matters set forth below that may reasonably be thought to bear on PwC’s independence. In its PCAOB Rule 3526 communications to the Audit Committee, PwC affirmed that they are independent accountants with respect to the DWS Funds, within the meaning of PCAOB Rule 3520. PwC also informed the Audit Committee that they concluded that a reasonable investor with knowledge of all relevant facts and circumstances would conclude that PwC is capable of exercising objective and impartial judgment on all issues encompassed within PwC’s audit of the financial statements of the Fund. Finally, PwC confirmed to the Audit Committee that they can continue to serve as the independent registered public accounting firm for the Fund.

•	PwC advised the Fund’s Audit Committee that covered persons within PwC that provided non-audit services to entities within the DWS Funds “investment company complex” (as defined in Regulation S-X) (the “DWS Funds Complex”) maintained financial relationships with investment companies within the DWS Funds Complex. PwC informed the Audit Committee that these financial relationships were inconsistent with Rule 2-01(c)(1) of Regulation S-X. PwC reported that the breaches have been resolved and that, among other things, the breaches (i) did not involve professionals who were part of the audit engagement team for the Fund or in a position to influence the audit engagement team, (ii) involved professionals whose non-audit services were not and will not be utilized or relied upon by the audit engagement team in the audit of the financial statements of the Fund and (iii) involved professionals that did not provide any consultation to the audit engagement team of the Fund.
•	PwC advised the Fund’s Audit Committee of certain lending relationships of PwC with owners of greater than 10% of the shares of certain investment companies within the DWS Funds Complex that PwC had identified as inconsistent with Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, an audit client includes the Fund as well as all other investment companies in the DWS Funds Complex. PwC’s lending relationships affect PwC’s independence under the Loan Rule with respect to all investment companies in the DWS Funds Complex.

PwC stated that, in each lending relationship, (i) PwC believes that it is unlikely the lenders would have any interest in the outcome of the audit of the Fund and therefore would not seek to influence the outcome of the audit, (ii) no third party made an attempt to influence the outcome of the audit of the Fund and even if an attempt was made, PwC professionals are required to disclose any relationships that may raise issues about objectivity, confidentiality, independence, conflicts of interest or favoritism, and (iii) the lenders typically lack influence over the investment adviser, who controls the management of the Fund. In addition, on June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex, Fidelity Management & Research Company et al., SEC Staff No-Action Letter (June 20, 2016) (the “Fidelity Letter”), related to similar Loan Rule issues as those described above. In the Fidelity Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. With respect to each lending relationship identified by PwC, the circumstances described in the Fidelity Letter appear to be substantially similar to the circumstances that affected PwC’s independence under the Loan Rule with respect to the Fund. PwC represented that they have complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Fund relying on the no action letter, and affirmed that they are independent accountants within the meaning of PCAOB Rule 3520.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	2/15/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	2/15/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	2/15/2019